Document and Entity Information Document	Nov. 18, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Registrant Name	ITC HOLDINGS CORP.
Entity Central Index Key	0001317630
Amendment Flag	false
Document Fiscal Period Focus	--12-31
Entity File Number	001-32576
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	32-0058047
Entity Address, Address Line One	27175 Energy Way
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	248
Local Phone Number	946-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false